Schedule of Provision For Income Taxes Differs From The Federal Statutory Rate (Details)		1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 12, 2022	Dec. 31, 2022	Dec. 31, 2021
Reorganization, Chapter 11 [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]	Successor	Successor	Predecessor	Successor	Predecessor
Federal statutory rate		21.00%
State tax rate, net of federal benefit		3.60%
Permanent items		(1.90%)
Nondeductible basis difference		0.00%
Effect of change in state rate		0.00%
Prior period adjustments and other		0.00%
Change in valuation allowance		68.10%
Effective income tax rate		90.80%
Predecessor [Member]
Reorganization, Chapter 11 [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]			Predecessor		Predecessor
Federal statutory rate			21.00%		21.00%
State tax rate, net of federal benefit			3.60%		3.70%
Permanent items			(5.40%)		(0.90%)
Nondeductible basis difference			0.00%		0.10%
Effect of change in state rate			(0.10%)		3.90%
Prior period adjustments and other			(0.10%)		0.00%
Change in valuation allowance			(19.00%)		(27.80%)
Effective income tax rate			(0.00%)		0.00%